Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt

	December 31,
	2019	2018
	(In millions)

Term Loan A	$458.4	$488.8
Term Loan A-1	681.6	851.2
2022 Notes	375.9	375.9
2024 Notes	602.9	602.9
Finance leases	3.9	2.5
Total outstanding debt	2,122.7	2,321.3
Deferred financing costs	(15.7)	(22.7)
Less current portion	(15.3)	(1.2)
Total long-term debt	$2,091.7	$2,297.4

Scheduled Maturities of Outstanding Debt, Excluding Deferred Financing Costs
The scheduled maturities of outstanding debt, excluding deferred financing costs, at December 31, 2019 are as follows (in millions):

2020	$15.3
2021	15.2
2022	390.8
2023	659.9
2024	608.1
Thereafter	433.4
Total outstanding debt	$2,122.7